UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      12/31

Date of reporting period:   6/30/10

Item 1. Proxy Voting Records.

================ FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Perpectives Allocation Fund merged into Franklin Templeton

Corefolio Allocation Fund effective June 22, 2010.

============== FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== FRANKLIN TEMPLETON GROWTH ALLOCATION FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= FRANKLIN TEMPLETON MODERATE ALLOCATION FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ FRANKLIN TEMPLETON PERPECTIVES ALLOCATION FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Perpectives Allocation Fund merged into Franklin Templeton

Corefolio Allocation Fund effective June 22, 2010.

================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Templeton Fund Allocator Series

By (Signature and Title)*/s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 27, 2010

* Print the name and title of each signing officer under his or her signature.